T. ROWE PRICE Credit Opportunities Fund
August 31, 2026 Unaudited
1
Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
BANK LOANS  9.6% (1)
Automotive  0.1%
Autokiniton U.S. Holdings, FRN, 1M TSFR + 4.00%, 7.801%,
4/6/28  518 517
517
Broadcasting  1.0%
CMG Media, FRN, 3M TSFR + 3.50%, 7.332%, 6/18/29  1,299 1,224
E.W. Scripps, FRN, 1M TSFR + 3.35%, 7.123%, 11/30/29  271 263
E.W. Scripps, FRN, 1M TSFR + 5.75%, 9.523%, 6/30/28  165 165
iHeartCommunications, FRN, 1M TSFR + 5.78%, 9.576%,
5/1/29  414 367
Sinclair Television Group, FRN, 3M TSFR + 3.30%, 7.147%,
12/31/29 (2) 1,125 1,035
Townsquare Media, FRN, 3M TSFR + 5.00%, 8.723%, 2/19/30  1,195 873
3,927
Cable Operators  0.7%
CSC Holdings, FRN, 3M USD PRIME + 1.50%, 6.45%, 4/15/27  3,206 1,891
Radiate Holdco, FRN, 1M TSFR + 3.50%, 8.801%, 9/25/29
(1.50% PIK and 1M TSFR + 3.50% Cash) (3) 848 746
Radiate Holdco, FRN, 1M TSFR + 4.00%, 4.593%, 6/26/29 (4) 159 159
2,796
Chemicals  0.1%
Bond U.S. Bidco 1, FRN, 3M TSFR + 3.50%, 7.244%, 5/7/33  306 308
308
Diversified Chemicals  0.2%
INEOS U.S. Finance, FRN, 1M TSFR + 5.00%, 8.686%, 6/25/32  950 879
879
Financial  0.6%
Alera Group, FRN, 1M TSFR + 5.50%, 9.186%, 5/30/33  2,074 1,972
OneDigital Borrower, FRN, 1M TSFR + 5.25%, 8.936%, 7/2/32  698 660
2,632
Health Care  1.9%
1261229 B.C., FRN, 1M TSFR + 6.25%, 9.936%, 10/8/30  2,070 2,057
Bausch + Lomb, FRN, 1M TSFR + 3.75%, 7.436%, 1/15/31  596 599
Hopper Merger Sub, FRN, 3M TSFR + 5.00%, 8.745%,
1/5/34 (5) 4,965 4,878
7,534
Information Technology  1.3%
Applied Systems, FRN, 3M TSFR + 4.50%, 8.232%, 2/23/32  564 553
Delta Topco, FRN, 3M TSFR + 5.25%, 8.902%, 11/29/30  1,260 1,172
Ellucian Holdings, FRN, 1M TSFR + 4.75%, 8.436%, 11/22/32  1,560 1,509
Kaseya, FRN, 3M TSFR + 5.00%, 8.823%, 3/21/33  886 495

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Lambda Compute II, FRN, 1M TSFR + 3.00%, 12/31/30 (2) 465 467
Proofpoint, FRN, 3M TSFR + 4.50%, 8.249%, 8/31/30 (2) 1,270 1,252
5,448
Manufacturing  0.5%
Merlin Buyer, FRN, 3M TSFR + 4.00%, 7.732%, 4/15/33  1,901 1,912
1,912
Other Telecommunications  0.9%
Coreweave Financing, FRN, 1M TSFR + 4.50%, 3.811%,
11/15/31 (4) 1,350 1,361
Coreweave Financing, FRN, 1M TSFR + 5.50%, 4.445%,
9/1/31 (4) 570 571
VCI Asset Holdings 1, 10.00%, 11/20/30  984 1,038
VCI Asset Holdings 3, 6.875%, 4/24/31  603 607
3,577
Satellites  0.4%
Connect Finco, FRN, 1M TSFR + 4.50%, 8.186%, 9/27/29  297 299
Galileo Parent, FRN, 3M TSFR + 4.50%, 8.118%, 3/3/33  1,500 1,506
1,805
Utilities  0.6%
Resilience Parent, FRN, 3M TSFR + 5.25%, 8.982%,
2/27/34 (5) 2,571 2,547
2,547
Wireless Communications  1.3%
Asurion, FRN, 3M TSFR + 4.25%, 8.073%, 9/19/30 (2) 1,035 1,026
Asurion, FRN, 3M TSFR + 5.25%, 9.334%, 1/20/29  4,241 4,245
5,271
Total Bank Loans (Cost $41,211) 39,153
COMMON STOCKS  0.6%
Building & Construction  0.1%
Louisiana-Pacific  6 416
416
Health Care  0.2%
Bausch + Lomb (6) 53 924
924
Manufacturing  0.2%
Enpro  1 359
JBT Marel  3 356
715

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Retail  0.1%
QXO (6)(7) 22 287
287
Total Common Stocks (Cost $2,586) 2,342
CONVERTIBLE BONDS  0.3%
Automotive  0.2%
Rivian Automotive, 4.625%, 3/15/29  481 552
552
Cable Operators  0.1%
Cable One, 1.125%, 3/15/28  950 422
422
Total Convertible Bonds (Cost $1,301) 974
CONVERTIBLE PREFERRED STOCKS  1.2%
Aerospace & Defense  0.1%
Boeing, 6.00%, 10/15/27  9 570
570
Electric Utilities  0.3%
Southern, Series A, 7.125%, 12/15/28  23 1,101
1,101
Financial  0.2%
Ares Management, Series B, 6.75%, 10/1/27  19 878
878
Information Technology  0.1%
Alphabet, Series A, 6.25%, 5/15/29  5 251
Alphabet, Series B, 6.25%, 5/15/29  8 365
616
Insurance  0.5%
Acrisure, Series A-2, Acquisition Date: 5/20/25, Cost $1,400 (5)
(6)(8) 58 1,838
1,838
Total Convertible Preferred Stocks (Cost $4,499) 5,003
CORPORATE BONDS  81.6%
Aerospace & Defense  2.8%
TransDigm, 6.00%, 1/15/33 (9) 1,705 1,707

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
TransDigm, 6.125%, 7/31/34 (9) 2,420 2,393
TransDigm, 6.25%, 1/31/34 (9) 580 587
TransDigm, 6.375%, 5/31/33 (9) 1,065 1,068
TransDigm, 6.625%, 3/1/32 (9) 1,755 1,792
TransDigm, 6.75%, 8/15/28 (9) 555 559
TransDigm, 6.75%, 1/31/34 (9) 1,425 1,447
TransDigm, 6.875%, 12/15/30 (9) 1,130 1,159
TransDigm, 7.125%, 12/1/31 (9) 470 486
11,198
Automotive  4.1%
Adient Global Holdings, 8.25%, 4/15/31 (9) 850 886
Advance Auto Parts, 7.00%, 8/1/30 (9) 1,265 1,293
Advance Auto Parts, 7.375%, 8/1/33 (9) 2,840 2,912
Clarios Global, 6.75%, 5/15/28 (9) 165 167
Clarios Global, 6.75%, 2/15/30 (9) 665 684
Nissan Motor, 4.81%, 9/17/30 (9) 545 507
Nissan Motor, 7.50%, 7/17/30 (9) 300 308
Nissan Motor, 7.75%, 7/17/32 (9) 300 311
Nissan Motor, 8.125%, 7/17/35 (9) 300 319
Nissan Motor Acceptance, 5.625%, 9/29/28 (9) 350 348
Nissan Motor Acceptance, 6.125%, 9/30/30 (9) 695 683
Rivian Holdings, 10.00%, 1/15/31 (9) 4,775 4,891
Wand NewCo 3, 7.625%, 1/30/32 (9) 1,445 1,469
ZF North America Capital, 7.50%, 3/24/31 (9) 1,965 2,015
16,793
Broadcasting  5.7%
Clear Channel Outdoor Holdings, 7.125%, 2/15/31 (9) 530 546
Clear Channel Outdoor Holdings, 7.50%, 3/15/33 (9) 665 700
Clear Channel Outdoor Holdings, 7.875%, 4/1/30 (9) 795 825
CMG Media, 8.875%, 6/18/29 (9) 2,240 1,719
Discovery Global Holdings, 5.05%, 3/15/42  3,310 2,415
E.W. Scripps, 9.875%, 8/15/30 (7)(9) 1,350 1,220
Gray Media, 5.375%, 11/15/31 (9) 995 774
Gray Media, 9.625%, 7/15/32 (9) 1,000 1,026
iHeartCommunications, 9.125%, 5/1/29 (9) 1,060 959
Neptune Bidco U.S., 9.29%, 4/15/29 (9) 1,524 1,562
Neptune Bidco U.S., 9.50%, 2/15/33 (9) 960 985
Neptune Bidco U.S., 10.375%, 5/15/31 (9) 2,660 2,795
Nexstar Media, 6.50%, 9/15/33 (9) 1,100 1,105
Nexstar Media, 7.25%, 4/15/34 (9) 1,100 1,114
Sirius XM Radio, 5.50%, 7/1/29 (9) 330 330
Sirius XM Radio, 5.875%, 4/15/32 (9) 1,900 1,874
Stagwell Global, 5.625%, 8/15/29 (9) 810 789

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Univision Communications, 8.50%, 7/31/31 (9) 1,295 1,307
Univision Communications, 9.375%, 8/1/32 (9) 1,310 1,339
23,384
Building & Real Estate  1.2%
Cushman & Wakefield U.S. Borrower, 6.75%, 5/15/28 (9) 74 74
Cushman & Wakefield U.S. Borrower, 8.875%, 9/1/31 (9) 270 282
Howard Hughes, 4.125%, 2/1/29 (9) 310 300
Howard Hughes, 5.875%, 3/1/32 (9) 1,810 1,778
Howard Hughes, 6.125%, 3/1/34 (9) 2,593 2,546
4,980
Building Products  1.5%
Builders FirstSource, 6.375%, 6/15/32 (9) 373 374
Builders FirstSource, 6.375%, 3/1/34 (9) 575 569
CP Atlas Buyer, 9.75%, 7/15/30 (7)(9) 1,020 897
New Enterprise Stone & Lime, 5.25%, 7/15/28 (9) 380 378
Quikrete Holdings, 6.375%, 3/1/32 (9) 1,675 1,695
Quikrete Holdings, 6.75%, 3/1/33 (9) 2,025 2,055
5,968
Cable Operators  5.9%
CCO Holdings, 4.50%, 6/1/33 (9) 1,085 939
CCO Holdings, 4.75%, 2/1/32 (7)(9) 955 856
CCO Holdings, 7.00%, 2/1/33 (9) 1,800 1,758
CCO Holdings, 7.375%, 3/1/31 (7)(9) 975 987
Charter Communications Operating, 6.484%, 10/23/45  1,005 893
CSC Holdings, 6.50%, 2/1/29 (9) 545 289
CSC Holdings, 7.50%, 4/1/28 (9) 785 181
CSC Holdings, 11.25%, 5/15/28 (9) 1,010 563
CSC Holdings, 11.75%, 1/31/29 (9) 545 300
Directv Financing, 9.25%, 6/1/32 (9) 600 626
Directv Financing, 10.00%, 2/15/31 (9) 1,785 1,890
DISH DBS, 5.25%, 12/1/26 (6)(9) 273 272
DISH DBS, 5.75%, 12/1/28 (6)(9) 2,331 2,297
DISH DBS, 7.375%, 7/1/28 (6) 1,910 1,881
EchoStar, 10.75%, 11/30/29  7,042 7,609
Midcontinent Communications, 8.00%, 8/15/32 (9) 1,460 1,269
Time Warner Cable Enterprises, 8.375%, 7/15/33  1,315 1,434
24,044
Chemicals  2.7%
Avient, 6.25%, 11/1/31 (9) 210 213
Avient, 7.125%, 8/1/30 (9) 390 396
Axalta Coating Systems Dutch Holding B, 7.25%, 2/15/31 (9) 520 538
Bond U.S. Bidco 1, 7.125%, 6/15/33 (9) 2,433 2,472
Celanese U.S. Holdings, 7.55%, 11/15/30  495 524

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Celanese U.S. Holdings, 7.70%, 11/15/33  1,280 1,367
Qnity Electronics, 5.75%, 8/15/32 (9) 775 772
Qnity Electronics, 6.25%, 8/15/33 (9) 225 227
SCIH Salt Holdings, 6.625%, 8/15/31 (9) 1,000 1,010
SCIH Salt Holdings, 8.00%, 8/15/32 (9) 600 607
Windsor Holdings III, 8.50%, 6/15/30 (9) 545 569
WR Grace Holdings, 5.625%, 8/15/29 (9) 620 590
WR Grace Holdings, 6.625%, 8/15/32 (9) 1,905 1,836
11,121
Consumer Products  1.7%
Newell Brands, 6.25%, 8/15/31 (9) 1,000 1,003
Newell Brands, 6.625%, 5/15/32 (7) 975 997
Newell Brands, 8.50%, 6/1/28 (9) 1,462 1,524
OAK-Eagle Acquireco, 7.25%, 7/1/33 (9) 1,960 2,039
OAK-Eagle Acquireco, 8.75%, 7/1/34 (9) 1,350 1,433
6,996
Container  1.0%
Ball, 6.00%, 6/15/29  835 845
Sword Purchaser, 8.25%, 4/15/33 (9) 2,345 2,426
Sword Purchaser, 10.50%, 4/15/34 (9) 930 970
4,241
Energy  10.6%
Aethon United BR, 7.50%, 10/1/29 (9) 511 531
AmeriGas Partners, 6.875%, 6/1/31 (9) 420 420
AmeriGas Partners, 9.50%, 6/1/30 (9) 1,470 1,562
Breakwater Energy Holdings, 9.25%, 11/15/30 (9) 1,670 1,780
Comstock Resources, 6.75%, 3/1/29 (9) 1,331 1,319
Crescent Energy Finance, 7.375%, 1/15/33 (9) 2,920 2,980
Crescent Energy Finance, 7.625%, 4/1/32 (9) 1,485 1,526
Diamondback Energy, 5.75%, 4/18/54  1,205 1,138
Hilcorp Energy I, 7.25%, 2/15/35 (9) 1,685 1,696
Hilcorp Energy I, 8.375%, 11/1/33 (9) 5,075 5,381
Magnolia Oil & Gas Operating, 6.875%, 12/1/32 (9) 730 748
Matador Resources, 6.00%, 4/15/34 (9) 1,255 1,228
Matador Resources, 6.25%, 4/15/33 (9) 785 785
NGL Energy Operating, 8.125%, 2/15/29 (9) 605 624
NGL Energy Operating, 8.375%, 2/15/32 (9) 920 964
Occidental Petroleum, 6.05%, 10/1/54 (7) 680 666
Prairie Acquiror, 9.00%, 8/1/29 (9) 1,445 1,495
SM Energy, 8.625%, 11/1/30 (9) 725 761
SM Energy, 9.625%, 6/15/33 (9) 2,175 2,397
Sunoco, 7.00%, 5/1/29 (9) 415 426
Sunoco, 7.25%, 5/1/32 (9) 677 700

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Tallgrass Energy Partners, 6.00%, 12/31/30 (9) 425 424
Tallgrass Energy Partners, 7.375%, 2/15/29 (9) 370 380
Transocean Aquila, 8.00%, 9/30/28 (9) 151 154
Transocean International, 7.875%, 10/15/32 (9) 585 614
Transocean International, 8.25%, 5/15/29 (9) 675 701
Transocean International, 8.50%, 5/15/31 (9) 700 736
Transocean International, 8.75%, 2/15/30 (9) 969 1,007
Venture Global LNG, 8.375%, 6/1/31 (9) 735 764
Venture Global LNG, VR, 9.00% (9)(10)(11) 5,610 5,681
Venture Global Plaquemines LNG, 6.50%, 1/15/34 (9) 835 863
Venture Global Plaquemines LNG, 6.75%, 1/15/36 (9) 675 710
Venture Global Plaquemines LNG, 7.50%, 5/1/33 (9) 545 592
Venture Global Plaquemines LNG, 7.75%, 5/1/35 (9) 1,335 1,483
43,236
Entertainment & Leisure  0.8%
Cinemark USA, 7.00%, 8/1/32 (9) 1,045 1,076
Six Flags Entertainment, 7.25%, 5/15/31 (9) 1,000 987
Six Flags Entertainment, 8.625%, 1/15/32 (7)(9) 985 999
3,062
Financial  9.0%
Acrisure, 8.25%, 2/1/29 (9) 590 539
Acrisure, 8.50%, 6/15/29 (9) 680 616
Alliant Holdings Intermediate, 7.00%, 1/15/31 (9) 963 978
Alliant Holdings Intermediate, 7.375%, 10/1/32 (9) 940 952
Blackstone Mortgage Trust, 7.75%, 12/1/29 (9) 650 673
Cobra AcquisitionCo, 12.25%, 11/1/29 (9) 855 870
CRC Insurance Group, 7.125%, 6/1/31 (9) 2,510 2,512
Focus Financial Partners, 6.75%, 9/15/31 (9) 936 931
Focus Financial Partners, 7.25%, 9/15/31 (9) 1,000 1,011
Hightower Holding, 9.125%, 1/31/30 (9) 1,890 1,954
HUB International, 7.25%, 6/15/30 (9) 1,545 1,591
HUB International, 7.375%, 1/31/32 (9) 3,260 3,346
Jones Deslauriers Insurance Management, 6.875%, 10/1/33 (7)
(9) 1,710 1,614
Jones Deslauriers Insurance Management, 8.50%, 3/15/30 (9) 964 995
Midcap Financial Issuer Trust, 6.50%, 5/1/28 (9) 1,885 1,889
Navient, 5.625%, 8/1/33 (7) 1,215 1,049
Navient, 7.875%, 6/15/32  890 865
Navient, 9.375%, 7/25/30  3,320 3,486
Navient, 9.375%, 10/15/31  2,090 2,144
Navient, 11.50%, 3/15/31  1,660 1,793
OneMain Finance, 7.125%, 9/15/32  1,200 1,218
OneMain Finance, 7.50%, 5/15/31  945 970

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
PennyMac Financial Services, 6.875%, 2/15/33 (9) 1,015 964
PennyMac Financial Services, 7.125%, 11/15/30 (9) 1,190 1,195
Ryan Specialty, 5.875%, 8/1/32 (9) 485 480
UWM Holdings, 6.625%, 2/1/30 (9) 2,165 2,026
36,661
Food  0.1%
Darling Ingredients, 6.00%, 6/15/30 (9) 485 487
487
Gaming  1.5%
Caesars Entertainment, 7.00%, 2/15/30 (9) 1,150 1,157
Churchill Downs, 5.75%, 4/1/30 (9) 475 475
Churchill Downs, 6.75%, 5/1/31 (9) 535 543
Light & Wonder International, 7.25%, 11/15/29 (9) 565 574
Light & Wonder International, 7.50%, 9/1/31 (9) 315 327
Ontario Gaming GTA, 8.00%, 8/1/30 (9) 1,330 1,334
Scientific Games Holdings, 6.625%, 3/1/30 (9) 5 3
Voyager Parent, 9.25%, 7/1/32 (9) 1,384 1,482
5,895
Health Care  6.2%
1261229 B.C., 10.00%, 4/15/32 (9) 2,065 2,145
AthenaHealth Group, 6.50%, 2/15/30 (9) 1,775 1,735
Bausch + Lomb, 8.375%, 10/1/28 (9) 555 569
CHS, 9.75%, 1/15/34 (9) 1,620 1,654
CHS, 10.875%, 1/15/32 (9) 1,465 1,555
DaVita, 6.875%, 9/1/32 (9) 1,045 1,070
LifePoint Health, 7.00%, 5/1/34 (9) 1,570 1,476
LifePoint Health, 8.375%, 2/15/32 (9) 2,195 2,221
LifePoint Health, 10.00%, 6/1/32 (7)(9) 4,911 4,756
Medline Borrower, 5.25%, 10/1/29 (9) 620 617
Medline Borrower, 6.25%, 4/1/29 (9) 660 670
Molina Healthcare, 6.50%, 2/15/31 (9) 625 635
MPT Operating Partnership, 8.50%, 2/15/32 (9) 995 1,009
Opal Bidco, 6.50%, 3/31/32 (9) 2,935 2,966
Radiology Partners, 8.50%, 7/15/32 (9) 727 745
Tenet Healthcare, 6.125%, 6/15/30  455 458
Tenet Healthcare, 6.875%, 11/15/31  305 324
Teva Pharmaceutical Finance Netherlands III, 7.875%, 9/15/29  395 422
25,027
Information Technology  1.9%
Carvana, 9.00%, 6/1/31, (9.00% Cash) (3)(9) 1,689 1,864
Cloud Software Group, 9.00%, 9/30/29 (9) 2,190 2,195
Entegris, 5.95%, 6/15/30 (9) 940 948
McAfee, 7.375%, 2/15/30 (9) 1,555 1,409

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Wolfspeed, 13.875%, 6/23/30, (9.875% Cash and 4.00% PIK
until 6/23/26 then 13.875 Cash to maturity) (3)(9) 1,224 1,344
7,760
Manufacturing  0.4%
Madison IAQ, 5.875%, 6/30/29 (9) 1,600 1,597
1,597
Media & Entertainment  0.0%
Discovery Global Holdings, 4.279%, 3/15/32  170 156
156
Metals & Mining  1.8%
Arsenal AIC Parent, 8.00%, 10/1/30 (9) 990 1,029
Arsenal AIC Parent, 11.50%, 10/1/31 (9) 1,105 1,172
ATI, 5.125%, 10/1/31  245 241
ATI, 5.875%, 6/15/33  805 813
ATI, 7.25%, 8/15/30  415 430
Hybar, 7.375%, 7/1/34 (9) 2,000 2,038
WS Escrow, 7.75%, 6/1/33 (9) 1,672 1,741
7,464
Other Telecommunications  7.2%
APLD ComputeCo 2, 6.75%, 3/15/31 (9) 1,775 1,707
Big Sky Funding, Series B, 8.50%, 10/20/35, Acquisition Date:
7/9/26, Cost $10 (5)(8) 10 10
Cipher Compute, 7.125%, 11/15/30 (9) 1,758 1,783
CoreWeave, 9.625%, 7/15/32 (9) 415 367
Edged Compute, 7.50%, 4/30/31 (9) 2,485 2,357
ELK Grove Village Property, 7.50%, 6/15/31 (9) 1,695 1,632
Flash Compute, 7.25%, 12/31/30 (9) 1,930 1,942
Level 3 Financing, 6.875%, 6/30/33 (9) 1,480 1,504
Level 3 Financing, 7.00%, 3/31/34 (9) 2,175 2,225
Level 3 Financing, 7.50%, 2/15/37 (9) 685 679
Meridian Arc Holdco, 6.25%, 4/30/31 (9) 3,970 3,774
PR RNO Property Owner 1, 6.50%, 5/1/31 (9) 2,970 2,752
Uniti Group, Series Feb, 8.625%, 6/15/32 (9) 835 856
WULF Compute, 7.75%, 10/15/30 (9) 3,225 3,353
Yondr JK 1, 6.875%, 6/30/31 (9) 1,400 1,311
Zenith Arc, 8.875%, 8/31/31 (9) 3,000 2,896
29,148
Real Estate Investment Trust Securities  1.6%
Service Properties Trust, 8.625%, 11/15/31 (9) 4,260 4,464
Service Properties Trust, Zero Coupon, 9/30/27 (9) 2,220 2,096
6,560
Retail  1.6%
CVS Health, VR, 6.75%, 12/10/54 (11) 2,150 2,208

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
CVS Health, VR, 7.00%, 3/10/55 (11) 3,270 3,371
PetSmart, 7.50%, 9/15/32 (9) 800 807
6,386
Satellites  0.2%
Connect Finco, 9.00%, 9/15/29 (9) 695 727
727
Services  2.9%
Albion Financing 1, 7.00%, 5/21/30 (9) 1,222 1,262
Allied Universal Holdco, 7.875%, 2/15/31 (9) 1,142 1,187
Avis Budget Car Rental, 8.25%, 1/15/30 (9) 1,115 1,148
Axon Enterprise, 6.125%, 3/15/30 (9) 650 662
Axon Enterprise, 6.25%, 3/15/33 (9) 930 946
Clarivate Science Holdings, 4.875%, 7/1/29 (9) 2,180 2,052
Fortress Intermediate 3, 7.50%, 6/1/31 (9) 365 373
RB Global Holdings, 6.75%, 3/15/28 (9) 145 147
RB Global Holdings, 7.75%, 3/15/31 (9) 308 318
Shift4 Payments, 6.75%, 8/15/32 (9) 1,185 1,171
Staples, 10.75%, 9/1/29 (9) 630 605
UKG, 6.875%, 2/1/31 (9) 1,965 1,938
11,809
Transportation  0.2%
Watco, 7.125%, 8/1/32 (9) 950 980
980
Utilities  7.4%
AES, VR, 6.95%, 7/15/55 (11) 350 345
AES, VR, 7.60%, 1/15/55 (11) 165 168
Alpha Generation, 6.75%, 10/15/32 (9) 1,270 1,279
HA Sustainable Infrastructure Capital, 6.375%, 7/1/34  605 609
HA Sustainable Infrastructure Capital, VR, 7.125%,
11/15/56 (11) 1,534 1,546
HA Sustainable Infrastructure Capital, VR, 8.00%, 6/1/56 (11) 1,476 1,549
NRG Energy, VR, 10.25% (9)(10)(11) 1,842 1,956
PG&E, VR, 6.85%, 9/15/56 (11) 1,255 1,230
PG&E, VR, 7.375%, 3/15/55 (11) 671 674
Talen Energy Supply, 6.125%, 5/1/31 (9) 1,755 1,750
Talen Energy Supply, 6.25%, 2/1/34 (9) 1,675 1,644
Talen Energy Supply, 6.50%, 2/1/36 (9) 1,675 1,643
Vistra, VR, 8.00% (9)(10)(11) 1,969 1,975
Vistra, Series C, VR, 8.875% (9)(10)(11) 9,495 10,112
Vistra Operations, 7.75%, 10/15/31 (9) 840 875
XPLR Infrastructure Operating Partners, 7.75%, 4/15/34 (9) 1,305 1,381
XPLR Infrastructure Operating Partners, 8.375%, 1/15/31 (9) 1,485 1,581
30,317

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Wireless Communications  1.6%
Asurion & Asurion Co-Issuer, 8.00%, 12/31/32 (9) 2,305 2,293
Asurion & Asurion Co-Issuer, 8.375%, 2/1/34 (9) 1,255 1,131
Rogers Communications, VR, 7.00%, 4/15/55 (11) 2,945 2,966
6,390
Total Corporate Bonds (Cost $331,163) 332,387
MUNICIPAL SECURITIES  0.7%
Puerto Rico  0.7%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (12) 3,801 2,709
Total Municipal Securities (Cost $2,280) 2,709
PREFERRED STOCKS  1.0%
Financial  1.0%
AH Parent, Series A, Acquisition Date: 9/27/24, Cost $3,241 (5)
(6)(8) 3 3,274
Navacord, Class A, Acquisition Date: 1/30/26, Cost $978
(CAD) (5)(6)(8) 1 951
Total Preferred Stocks (Cost $4,219) 4,225
SHORT-TERM INVESTMENTS  4.2%
Money Market Funds  4.2%
T. Rowe Price Government Reserve Fund, 3.72% (13)(14) 17,143 17,143
Total Short-Term Investments (Cost $17,143) 17,143

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
SECURITIES LENDING COLLATERAL  2.6%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 2.6%
Money Market Funds 2.6%
T. Rowe Price Treasury Reserve Fund, 3.72% (13)(14) 10,448 10,448
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 10,448
Total Securities Lending Collateral (Cost $10,448) 10,448
Total Investments in Securities 101.8%
(Cost $414,850) $ 414,384
Other Assets Less Liabilities (1.8)% (7,150)
Net Assets 100.0% $ 407,234

T. ROWE PRICE Credit Opportunities Fund

‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) All or a portion of this loan is unsettled as of August 31, 2026. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(4) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitments at August 31, 2026, were $1,154 and were valued at $1,161
(0.3% of net assets).
(5) Level 3 in fair value hierarchy.
(6) Non-income producing
(7) All or a portion of this security is on loan at August 31, 2026.
(8) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $6,073 and represents 1.5% of net assets.
(9) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $283,573 and represents 69.6% of net assets.
(10) Perpetual security with no stated maturity date.
(11) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(12) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(13) Seven-day yield
(14) Affiliated Companies

T. ROWE PRICE Credit Opportunities Fund

1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
CAD Canadian Dollar
EUR Euro
FRN Floating Rate Note
GO General Obligation
PIK Payment-in-kind
PRIME Prime rate
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Credit Opportunities Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Goldman Sachs, Protection Sold
(Relevant Credit: Carvana, B3*), Receive
5.00% Quarterly, Pay upon credit default,
12/20/30 * 50 7 4 3
JPMorgan Chase, Protection Sold
(Relevant Credit: Carvana, B3*), Receive
5.00% Quarterly, Pay upon credit default,
12/20/30 * 49 6 2 4
Total Bilateral Credit Default Swaps, Protection
Sold 6 7
Total Bilateral Swaps 6 7
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Bought 0.0%
Protection Bought (Relevant Credit:
Whirlpool), Pay 1.00% Quarterly,
Receive upon credit default, 6/20/31 900 110 126 (16)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (16)
Total Centrally Cleared Swaps (16)
Net payments (receipts) of variation margin to date 15
Variation margin receivable (payable) on centrally cleared swaps $ (1)
* Credit ratings as of August 31, 2026. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $(1).

T. ROWE PRICE Credit Opportunities Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
JPMorgan Chase 10/23/26 USD 941 CAD 1,314 $ (10)
JPMorgan Chase 11/20/26 EUR 427 USD 500 (2)
JPMorgan Chase 11/20/26 USD 494 EUR 427 (4)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (16)

T. ROWE PRICE Credit Opportunities Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.72% $ — $ — $ 147
T. Rowe Price Treasury Reserve Fund, 3.72% — — —++
Totals $ —# $ — $ 147+
Supplementary Investment Schedule
Affiliate
Value
5/31/26
Purchase
Cost
Sales
Cost
Value
8/31/26
T. Rowe Price Government
Reserve Fund, 3.72% $ 20,948  ¤  ¤ $ 17,143
T. Rowe Price Treasury
Reserve Fund, 3.72% 7,773  ¤  ¤ 10,448
Total $ 27,591^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $147 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $27,591.

T. ROWE PRICE Credit Opportunities Fund
Unaudited
Notes to Portfolio of Investments
18
T. Rowe Price Credit Opportunities Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Credit
Opportunities Fund, Inc. (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards
Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Credit Opportunities Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

T. ROWE PRICE Credit Opportunities Fund

The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair

T. ROWE PRICE Credit Opportunities Fund

value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 3,683 $ — $ 3,683
Bank Loans — 31,728 7,425 39,153
Common Stocks 2,342 — — 2,342
Convertible Preferred Stocks 3,165 — 1,838 5,003
Corporate Bonds — 332,377 10 332,387
Preferred Stocks — — 4,225 4,225
Short-Term Investments 17,143 — — 17,143
Securities Lending Collateral 10,448 — — 10,448
Total Securities 33,098 367,788 13,498 414,384
Swaps — 13 — 13
Total $ 33,098 $ 367,801 $ 13,498 $ 414,397
Liabilities
Swaps* $ — $ 16 $ — $ 16
Forward Currency Exchange
Contracts — 16 — 16
Total $ — $ 32 $ — $ 32
1
Includes Convertible Bonds and Municipal Securities.
* The fair value presented includes cumulative gain (loss) on centrally cleared swaps;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Credit Opportunities Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
August 31, 2026. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/
loss on Level 3 instruments held at August 31, 2026, totaled $(56,000) for the period ended August 31, 2026. During the period, transfers into Level 3 resulted from a lack of observable market data for the security.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument.
Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Beginning
Balance
5/31/26
Gain
(Loss)
During
Period
Total
Purchases Total Sales
Transfer
Into
Level 3
Ending
Balance
8/31/26
Investment in
Securities
Bank Loans $ 2,546 $ (46) $ 149 $ (3) $ 4,779 $ 7,425
Convertible
Preferred Stocks 1,838 — — — — 1,838
Corporate Bonds 1,280 — 10 (1,280) — 10
Preferred Stocks 4,230 (5) — — — 4,225
Total $ 9,894 $ (51) $ 159 $ (1,283) $ 4,779 $ 13,498

T. ROWE PRICE Credit Opportunities Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
Investment in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Bank Loans $7,425 Recent
comparable
transaction
price(s)
-# -# -# -#
Discounted
cash flow
Discount rate 4% 4% Decrease
Discount
spread
5% 5% Decrease
Convertible
Preferred
Stocks
$1,838 Market
comparable
Premium for
liquidation
preference
-# -# -#
Rate of return 13%
- 15%
14% Decrease
Corporate
Bonds
$10 Recent
comparable
transaction
price(s)
—# —# —# —#
Preferred
Stocks
$4,225 Discounted
cash flow
Discount rate 11%
- 12%
11% Decrease

T. ROWE PRICE Credit Opportunities Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F105-054Q1 08/26